Share capital - Additional Information (Detail) (USD $)	12 Months Ended									0 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended				0 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Convertible Series A preferred shares [Member]	Jan. 30, 2014 Convertible Series A preferred shares [Member] Subsequent events [Member]	Dec. 31, 2013 Common Class B [Member]	Dec. 31, 2012 Common Class B [Member]	Dec. 31, 2013 Class C common shares [Member]	Dec. 31, 2012 Class C common shares [Member]	Nov. 25, 2013 Class A common shares [Member]	Feb. 26, 2012 Class A common shares [Member]	Jan. 19, 2012 Class A common shares [Member]	Dec. 31, 2012 Class A common shares [Member]	Dec. 31, 2013 Class A common shares [Member]	Jan. 30, 2014 Class A common shares [Member] Subsequent events [Member]	Dec. 31, 2013 Series A preferred shares [Member]	Dec. 31, 2011 Series B preferred shares [Member]	Dec. 31, 2013 Series B preferred shares [Member]	Dec. 31, 2013 Series B preferred shares [Member] Issuance date of May 27, 2010 to June 30, 2012 [Member]	Dec. 31, 2013 Series B preferred shares [Member] Issuance date of July 1, 2012 to June 30, 2013 [Member]	Dec. 31, 2013 Series B preferred shares [Member] Issuance date thereafter [Member]	Sep. 11, 2013 Series C preferred shares [Member]	Sep. 30, 2013 Series C preferred shares [Member]	Dec. 31, 2013 Series C preferred shares [Member]	Dec. 31, 2011 Series C preferred shares [Member]	Dec. 31, 2011 Series C preferred shares [Member] Prior to January 30, 2016 [Member]	Dec. 31, 2011 Series C preferred shares [Member] After January 30, 2016 [Member]	Apr. 19, 2011 Series R preferred stock [Member]	Dec. 31, 2013 Series R preferred stock [Member]	Dec. 31, 2012 Series R preferred stock [Member]	Nov. 08, 2013 Series D preferred shares [Member]	Dec. 13, 2012 Series D preferred shares [Member]	Dec. 31, 2013 Series D preferred shares [Member]
Class of Stock [Line Items]
Common stock shares, Authorized						25,000,000	25,000,000	100	100				200,000,000	200,000,000
Class A common shares issued										3,500,000			63,042,217	69,208,888
Common stock shares, Outstanding													63,042,217	69,208,888
Dividend reinvestment program discount rate percentage	3.00%
Number of shares re-purchased												11,300,000	148,101										320,000	14,469
Re-purchase price per share												$ 15.00											$ 26.50
Value of stock re-purchased	$ 8,950,000	$ 172,812,000										$ 170,609,000	$ 2,203,000										$ 8,560,000	$ 390,000
Stock re-purchase fee and expenses												1,110,000
Open market shares Re-purchase, Authorized											50,000,000											25,000,000
Class A common shares price per share										$ 22.00
Gross proceeds from issue of shares										77,000,000
Percentage of accrued non-cash cumulative dividend per annum until January 31, 2014																12.00%
Percentage of accrued non-cash cumulative dividend per annum thereafter																15.00%
Class A common shares per share value				$ 15.00									$ 0.01	$ 0.01
Preferred shares, outstanding	18,970,531	17,305,000			200,000											200,000								13,665,531									5,105,000
Number of Class A common shares issued upon conversion of Series A preferred shares															23,177,175
Dividend rate percentage																			5.00%	8.00%	10.00%		9.50%		9.50%							7.95%
Redemption of Series B preferred shares			24,600,000														24,600,000
Preferred shares issued	18,970,531	17,305,000														200,000								13,665,531	14,000,000						2,000,000	3,105,000	5,105,000
Gross proceeds from issuance of preferred shares																									350,000,000
Redemption price per share																									$ 25.00							$ 25.00
Aggregate maximum dividend rate payable per annum																										25.00%	30.00%
Increase in dividend rate payable quarterly																									1.25
Expiration of share repurchase authorization																								2014-07
Preferred shares, authorized	65,000,000	65,000,000														315,000		260,000						40,000,000				1,000,000	1,000,000				20,000,000
Preferred shares, par value	$ 0.01	$ 0.01																										$ 0.01
Preferred shares, voting rights																												Each share of the Series R participating preferred stock entitles the holder to 1,000 votes on all matters submitted to a vote of the shareholders of the Company.
Gross proceeds of issuance of preferred shares	$ 47,862,000	$ 74,700,000	$ 344,539,000																												$ 50,000,000	$ 77,625,000